Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000104446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.15%	8.38%	1.10%	(0.21%)
C000112502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.71%	7.69%	3.18%	3.23%
C000112503 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.81%	10.00%	5.98%	3.76%
C000112949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.88%	10.02%	5.51%	3.88%
C000112950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.96%	13.42%	5.15%	3.04%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	1.79%	8.77%	2.99%	2.97%
iBoxx Global Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx Global Government Index
Average Annual Return, Percent	11.77%	14.99%	(0.41%)	0.72%
J P Morgan GBI EM Global Diversified 15 Cap 4 Floor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index
Average Annual Return, Percent	4.46%	8.51%	1.15%	0.16%
J P Morgan CEMBI Broad Diversified Core Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified Core Index
Average Annual Return, Percent	1.89%	8.10%	3.42%	3.64%
J P Morgan USD Emerging Markets High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan USD Emerging Markets High Yield Bond Index
Average Annual Return, Percent	1.89%	10.24%	6.33%	4.07%
Markit iBoxx Global Developed Markets High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets High Yield Index
Average Annual Return, Percent	3.12%	10.30%	5.69%	4.06%
Markit iBoxx Global Developed Markets ex US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Markit iBoxx® Global Developed Markets ex-US High Yield Index
Average Annual Return, Percent	6.64%	13.72%	5.46%	3.36%